Schedule of Investments (unaudited) April 30, 2021	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Equity Real Estate Investment Trusts (REITs) — 80.8%
Aberdeen Standard European Logistics Income PLC(a)	338,986	$536,039
Acadia Realty Trust	109,672	2,291,048
Activia Properties, Inc.	903	4,163,852
Advance Residence Investment Corp.	1,674	5,331,420
Aedifica SA	43,310	5,290,688
AEON REIT Investment Corp.	2,026	2,785,879
Agree Realty Corp.	79,928	5,623,734
Alexander’s, Inc.	2,666	739,122
Alexandria Real Estate Equities, Inc.	177,581	32,159,919
Allied Properties Real Estate Investment Trust	158,765	5,508,951
alstria office REIT-AG	231,305	4,141,468
American Assets Trust, Inc.	64,012	2,243,621
American Campus Communities, Inc.	178,094	8,051,630
American Finance Trust, Inc.	140,211	1,403,512
American Homes Rent, Class A	357,989	13,259,913
Americold Realty Trust	311,755	12,591,784
Apartment Income REIT Corp.	193,955	8,757,068
Apartment Investment and Management Co., Class A	188,862	1,310,702
Apple Hospitality REIT, Inc.	276,918	4,391,920
Armada Hoffler Properties, Inc.	75,329	1,026,734
Artis Real Estate Investment Trust	149,475	1,321,884
Ascencio	5,983	333,039
Ascendas Real Estate Investment Trust	4,303,259	10,027,963
Ascott Residence Trust	2,263,900	1,798,555
Assura PLC	3,386,000	3,485,739
AvalonBay Communities, Inc.	184,260	35,377,920
Befimmo SA	28,565	1,214,497
Big Yellow Group PLC	212,417	3,514,811
BMO Commercial Property Trust Ltd.	732,968	806,911
BMO Real Estate Investments Ltd.	272,150	293,165
Boardwalk Real Estate Investment Trust	49,824	1,486,025
Boston Properties, Inc.	203,626	22,266,503
Brandywine Realty Trust	218,744	2,959,606
British Land Co. PLC	1,207,715	8,654,688
Brixmor Property Group, Inc.	388,382	8,676,454
Brookfield Property REIT, Inc., Class A	49,621	892,434
BWP Trust	647,334	2,060,295
Camden Property Trust	123,640	14,896,147
Canadian Apartment Properties REIT	220,761	9,813,596
Capital & Counties Properties PLC(b)	979,324	2,456,405
CapitaLand Integrated Commercial Trust	5,755,744	9,286,105
CareTrust REIT, Inc.	118,372	2,862,235
Carmila SA	48,101	807,451
CDL Hospitality Trusts(c)	1,044,600	979,862
Centerspace	17,516	1,232,951
Champion REIT	2,587,000	1,502,631
Charter Hall Long Wale REIT	630,567	2,374,576
Charter Hall Retail REIT	641,435	1,839,018
Choice Properties Real Estate Investment Trust	333,946	3,787,339
Civitas Social Housing PLC	806,929	1,272,181
Cofinimmo SA	35,614	5,460,096
Colony Capital, Inc.	627,517	4,392,619
Columbia Property Trust, Inc.	150,387	2,708,470
Comforia Residential REIT, Inc.	824	2,640,505
Cominar Real Estate Investment Trust	216,661	1,720,385
Community Healthcare Trust, Inc.	29,047	1,479,073
Corporate Office Properties Trust	143,877	4,034,311
Cousins Properties, Inc.	193,399	7,091,941
Covivio	66,134	5,899,882

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Crombie Real Estate Investment Trust	124,186	$1,653,927
Cromwell Property Group	1,907,309	1,285,171
CubeSmart	253,986	10,753,767
Custodian REIT PLC	503,149	710,161
CyrusOne, Inc.	157,852	11,496,361
Daiwa House REIT Investment Corp.	2,627	7,035,639
Daiwa Office Investment Corp.	361	2,608,657
Daiwa Securities Living Investments Corp.	2,535	2,601,574
Derwent London PLC	132,882	6,112,231
Dexus	1,438,828	11,294,490
DiamondRock Hospitality Co.(b)	257,220	2,680,232
Digital Realty Trust, Inc.	365,732	56,436,105
Diversified Healthcare Trust	307,287	1,356,672
Douglas Emmett, Inc.	218,516	7,329,027
Dream Industrial Real Estate Investment Trust	202,471	2,245,194
Dream Office Real Estate Investment Trust	51,438	884,257
Duke Realty Corp.	482,235	22,433,572
Easterly Government Properties, Inc.	107,770	2,309,511
EastGroup Properties, Inc.	50,687	8,041,999
Empire State Realty Trust, Inc., Class A	189,460	2,157,949
Empiric Student Property PLC(b)	770,107	935,929
EPR Properties	97,768	4,664,511
Equity Commonwealth	152,299	4,386,211
Equity LifeStyle Properties, Inc.	227,833	15,811,610
Equity Residential	481,268	35,724,524
Essential Properties Realty Trust, Inc.	136,699	3,580,147
Essex Property Trust, Inc.	85,371	24,801,983
Eurocommercial Properties NV(b)	62,891	1,626,836
Extra Space Storage, Inc.	167,964	24,974,567
Federal Realty Investment Trust	100,348	11,323,268
First Capital Real Estate Investment Trust	283,908	4,090,640
First Industrial Realty Trust, Inc.	166,618	8,292,578
Fortune Real Estate Investment Trust	1,812,000	1,826,116
Four Corners Property Trust, Inc.	93,244	2,691,954
Franklin Street Properties Corp.	126,015	665,359
Frasers Centrepoint Trust	1,395,705	2,543,237
Frasers Logistics & Industrial Trust	3,428,000	3,777,541
Frontier Real Estate Investment Corp.	608	2,656,421
Fukuoka REIT Corp.	933	1,529,435
Gaming and Leisure Properties, Inc.	285,076	13,253,183
GCP Student Living PLC	604,819	1,370,389
Gecina SA	68,390	10,010,760
Getty Realty Corp.	42,718	1,349,034
Global Net Lease, Inc.	118,120	2,267,904
Global One Real Estate Investment Corp.	1,237	1,431,471
GLP J-REIT	5,336	8,944,599
Goodman Property Trust	1,415,078	2,255,499
GPT Group	2,542,422	9,049,175
Granite Real Estate Investment Trust	75,013	4,802,321
Great Portland Estates PLC	337,540	3,230,889
H&R Real Estate Investment Trust	369,529	4,578,714
Hamborner REIT AG	95,069	1,042,404
Hammerson PLC	5,251,475	2,892,345
Healthcare Realty Trust, Inc.	183,150	5,890,104
Healthcare Trust of America, Inc., Class A	286,025	8,400,554
Healthpeak Properties, Inc.	705,971	24,243,044
Hibernia REIT PLC	866,417	1,185,397
Highwoods Properties, Inc.	134,395	6,019,552
Hoshino Resorts REIT, Inc.	284	1,666,941
Host Hotels & Resorts, Inc.	915,863	16,632,072
Hudson Pacific Properties, Inc.	195,772	5,503,151
Hulic REIT, Inc.	1,531	2,443,524

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
ICADE	41,415	$3,222,832
Ichigo Office REIT Investment	1,525	1,331,111
Immobiliare Grande Distribuzione SIIQ SpA	88,873	420,982
Impact Healthcare REIT PLC	341,458	527,216
Independence Realty Trust, Inc.	130,737	2,201,611
Industrial & Infrastructure Fund Investment Corp.	2,467	4,467,051
Industrial Logistics Properties Trust	85,679	2,124,839
Inmobiliaria Colonial Socimi SA	431,370	4,376,022
Innovative Industrial Properties, Inc.	30,690	5,620,260
InterRent Real Estate Investment Trust	146,365	1,827,851
Intervest Offices & Warehouses NV	29,233	780,435
Invesco Office J-REIT, Inc.	11,669	2,152,671
Invincible Investment Corp.	6,511	2,339,856
Invitation Homes, Inc.	734,489	25,751,184
Irish Residential Properties REIT PLC	562,785	1,100,165
Japan Excellent, Inc.	1,647	2,303,064
Japan Hotel REIT Investment Corp.	5,764	3,300,787
Japan Logistics Fund, Inc.	1,124	3,214,314
Japan Metropolitan Fund Invest	9,144	9,011,068
Japan Prime Realty Investment Corp.	1,162	4,717,042
Japan Real Estate Investment Corp.	1,712	10,611,298
JBG SMITH Properties	158,700	5,175,207
Kenedix Office Investment Corp.	501	3,689,126
Kenedix Residential Next Investment Corp.	1,223	2,522,674
Kenedix Retail REIT Corp.	687	1,759,656
Keppel DC REIT	1,571,491	3,172,394
Keppel REIT(c)	2,589,600	2,409,993
Killam Apartment Real Estate Investment Trust	129,498	1,995,438
Kilroy Realty Corp.	152,772	10,470,993
Kimco Realty Corp.	542,732	11,397,372
Kite Realty Group Trust	109,480	2,278,279
Kiwi Property Group Ltd.	2,119,567	1,923,357
Klepierre SA	241,995	6,422,818
Land Securities Group PLC	929,229	9,259,820
Lar Espana Real Estate Socimi SA	80,137	516,408
LaSalle Logiport REIT	2,105	3,416,077
Leasinvest Real Estate SCA	3,208	288,490
Lexington Realty Trust	355,597	4,352,507
Life Storage, Inc.	96,578	9,277,283
Link REIT	2,729,900	25,751,308
LondonMetric Property PLC	1,139,478	3,550,440
LTC Properties, Inc.	49,312	2,097,239
LXI REIT PLC	752,165	1,418,676
Macerich Co.	192,152	2,649,776
Mack-Cali Realty Corp.	114,655	1,875,756
Manulife U.S. Real Estate Investment Trust	1,851,300	1,406,142
Mapletree Commercial Trust	2,862,447	4,695,626
Mapletree Industrial Trust	2,164,200	4,591,331
Mapletree Logistics Trust	3,787,516	5,653,390
Medical Properties Trust, Inc.	751,050	16,560,653
Mercialys SA	75,954	971,893
Merlin Properties Socimi SA	429,640	4,748,529
Mid-America Apartment Communities, Inc.	149,096	23,457,274
Mirvac Group	5,185,556	10,744,552
Mitsubishi Estate Logistics REIT Investment Corp.	427	1,766,344
Mitsui Fudosan Logistics Park, Inc.	664	3,436,714
Monmouth Real Estate Investment Corp.	123,739	2,286,697
Montea CVA	15,622	1,712,005
Mori Hills REIT Investment Corp.	2,069	3,001,210
Mori Trust Sogo REIT, Inc.	1,340	1,931,018
National Health Investors, Inc.	56,944	4,180,259
National Retail Properties, Inc.	227,432	10,557,393
National Storage Affiliates Trust	81,418	3,699,634

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
National Storage REIT	1,267,425	$1,965,925
NewRiver REIT PLC(b)	418,143	586,716
NexPoint Residential Trust, Inc.	29,098	1,459,556
Nippon Accommodations Fund, Inc.	602	3,571,274
Nippon Building Fund, Inc.	1,937	12,712,510
Nippon Prologis REIT, Inc.	2,908	9,318,609
NIPPON REIT Investment Corp.	579	2,246,710
Nomura Real Estate Master Fund, Inc.	5,920	9,353,936
NorthWest Healthcare Properties Real Estate Investment Trust	199,275	2,117,342
NSI NV	24,138	980,873
NTT UD REIT Investment Corp.	1,674	2,481,794
Office Properties Income Trust	60,365	1,675,129
Omega Healthcare Investors, Inc.	301,124	11,442,712
Orix JREIT, Inc.	3,471	6,122,755
Paramount Group, Inc.	249,541	2,647,630
Park Hotels & Resorts, Inc.	307,355	6,857,090
Parkway Life Real Estate Investment Trust	511,900	1,604,075
Pebblebrook Hotel Trust(c)	167,062	3,989,441
Physicians Realty Trust	273,513	5,122,899
Picton Property Income Ltd.	739,788	928,711
Piedmont Office Realty Trust, Inc., Class A	162,289	3,021,821
Precinct Properties New Zealand Ltd.	1,349,214	1,590,142
Primary Health Properties PLC	1,717,700	3,587,837
Prologis, Inc.	965,054	112,457,743
PS Business Parks, Inc.	25,924	4,209,280
Public Storage	197,470	55,520,665
QTS Realty Trust, Inc., Class A	82,842	5,508,165
RDI REIT PLC	351,078	588,395
Realty Income Corp.	489,630	33,857,915
Regency Centers Corp.	220,979	14,067,523
Regional REIT Ltd.(a)	523,790	609,086
Retail Estates NV	13,693	1,052,651
Retail Opportunity Investments Corp.	152,047	2,676,027
Retail Properties of America, Inc., Class A	278,668	3,268,776
Rexford Industrial Realty, Inc.	170,667	9,480,552
RioCan Real Estate Investment Trust	418,400	7,155,163
RLJ Lodging Trust	211,448	3,412,771
RPT Realty	101,833	1,294,297
Ryman Hospitality Properties, Inc.	65,273	5,133,721
Sabra Health Care REIT, Inc.	269,886	4,903,829
Safehold, Inc.(c)	22,589	1,597,268
Safestore Holdings PLC	271,703	3,195,129
Scentre Group	6,821,376	14,277,049
Schroder Real Estate Investment Trust Ltd.	569,193	349,414
Segro PLC	1,560,542	21,679,949
Sekisui House REIT, Inc.	5,327	4,432,464
Service Properties Trust	215,713	2,656,506
Shaftesbury PLC(b)	360,045	3,129,050
Shopping Centres Australasia Property Group	1,374,941	2,642,597
Simon Property Group, Inc.	428,236	52,133,451
SITE Centers Corp.	197,604	2,914,659
SL Green Realty Corp.	92,265	6,828,533
SmartCentres Real Estate Investment Trust	168,737	3,928,937
Spirit Realty Capital, Inc.	149,880	7,125,295
STAG Industrial, Inc.	208,049	7,595,869
Standard Life Investment Property Income Trust Ltd.	521,264	524,722
Stockland	3,140,927	11,318,875
STORE Capital Corp.	317,115	11,349,546
Summit Hotel Properties, Inc.(b)	133,529	1,357,990
Summit Industrial Income REIT	158,430	2,012,035
Sun Communities, Inc.	138,481	23,102,785
Sunstone Hotel Investors, Inc.	277,457	3,651,334

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Suntec Real Estate Investment Trust	2,704,900	$3,099,784
Tanger Factory Outlet Centers, Inc.	119,130	2,078,819
Target Healthcare REIT PLC	571,254	932,515
Terreno Realty Corp.	88,119	5,685,438
Tokyu REIT, Inc.	1,188	2,015,071
Triple Point Social Housing REIT PLC(a)	494,803	720,248
Tritax Big Box REIT PLC	2,257,047	5,931,122
UDR, Inc.	383,461	17,811,763
UK Commercial Property REIT Ltd.	915,935	1,017,795
Unibail-Rodamco-Westfield(b)	177,125	14,586,534
UNITE Group PLC	420,287	6,762,093
United Urban Investment Corp.	3,874	5,783,359
Universal Health Realty Income Trust	16,769	1,122,685
Urban Edge Properties	151,382	2,853,551
Vastned Retail NV	22,978	689,576
Ventas, Inc.	488,657	27,100,917
VEREIT, Inc.	287,246	13,741,849
VICI Properties, Inc.	699,779	22,182,994
Vicinity Centres	4,881,661	5,965,669
Vornado Realty Trust	230,706	10,554,800
Warehouses De Pauw CVA	183,303	6,464,770
Washington Real Estate Investment Trust	111,324	2,584,943
Waypoint REIT	999,772	1,921,371
Weingarten Realty Investors	159,432	5,156,031
Welltower, Inc.	547,531	41,081,251
Wereldhave NV	50,976	880,684
Workspace Group PLC	173,302	1,962,577
WP Carey, Inc.	227,974	17,072,973
WPT Industrial Real Estate Investment Trust	70,901	1,185,465
Xenia Hotels & Resorts, Inc.	146,444	2,845,407
Xior Student Housing NV	26,064	1,456,474

		1,867,217,102

Health Care Providers & Services — 0.1%
Chartwell Retirement Residences	282,500	2,875,219

Hotels, Restaurants & Leisure — 0.1%
Pandox AB(b)	114,875	2,005,757

Real Estate Management & Development — 18.3%
ADLER Group SA(a)(b)	107,457	3,173,753
Aeon Mall Co. Ltd.	154,000	2,444,685
Allreal Holding AG, Registered Shares	18,628	3,769,455
Amot Investments Ltd.(c)	196,920	1,283,988
Aroundtown SA	1,579,999	12,166,162
Atrium Ljungberg AB, B Shares	60,869	1,274,970
Azrieli Group Ltd.	47,577	3,338,509
CA Immobilien Anlagen AG	90,809	3,979,488
CapitaLand Ltd.	3,355,500	9,353,997
Castellum AB	356,366	8,678,255
Catena AB	32,323	1,566,218
City Developments Ltd.	610,100	3,609,027
Citycon OYJ	99,233	871,414
CK Asset Holdings Ltd.	3,115,500	19,504,950
CLS Holdings PLC	194,168	667,399
Deutsche EuroShop AG(b)	67,357	1,554,821
Deutsche Wohnen SE	454,916	24,610,336
Dios Fastigheter AB	112,558	1,070,993
Entra ASA(a)	217,356	4,909,050
Fabege AB	343,238	5,117,412
Fastighets AB Balder, B Shares(b)	132,260	7,620,545
Grainger PLC	860,230	3,395,940
Grand City Properties SA	150,412	4,044,149

Security	Shares	Value

Real Estate Management & Development (continued)
Hang Lung Properties Ltd.	2,643,000	$7,210,679
Helical PLC	140,020	819,908
Hiag Immobilien Holding AG	3,673	426,321
Hongkong Land Holdings Ltd.	1,517,900	7,506,339
Hufvudstaden AB, A Shares	137,618	2,193,589
Hulic Co. Ltd.	471,600	5,380,271
Hysan Development Co. Ltd.	795,000	2,992,834
Intershop Holding AG	1,461	977,466
Kennedy-Wilson Holdings, Inc.	158,122	3,249,407
Klovern AB, B Shares	810,179	1,568,149
Kojamo OYJ	255,504	5,533,209
Kungsleden AB	247,348	2,875,828
LEG Immobilien AG	94,914	13,205,878
Mitsubishi Estate Co. Ltd.	1,494,300	24,594,507
Mitsui Fudosan Co. Ltd.	1,213,900	26,389,325
Mobimo Holding AG, Registered Shares	8,380	2,662,922
New World Development Co. Ltd.	1,864,507	9,866,352
Nomura Real Estate Holdings, Inc.	149,800	3,692,948
Nyfosa AB	231,452	2,784,391
Peach Property Group AG(b)	11,471	648,129
Phoenix Spree Deutschland Ltd.	107,027	537,536
PSP Swiss Property AG, Registered Shares	56,142	6,927,714
Sagax AB, Class B	226,476	5,981,246
Samhallsbyggnadsbolaget i Norden AB	1,316,715	5,008,341
Shurgard Self Storage SA	33,326	1,550,359
Sino Land Co. Ltd.	4,523,405	6,717,913
Sirius Real Estate Ltd.	1,234,226	1,733,116
Sumitomo Realty & Development Co. Ltd.	518,100	17,294,648
Sun Hung Kai Properties Ltd.	1,865,000	28,053,986
Swire Properties Ltd.	1,402,800	4,186,167
Swiss Prime Site AG, Registered Shares	99,091	9,643,464
TAG Immobilien AG	163,388	5,052,948
TLG Immobilien AG	11,483	359,473
Tokyo Tatemono Co. Ltd.	259,100	3,836,053
Tritax EuroBox PLC(a)	656,754	1,035,805
UOL Group Ltd.	643,500	3,713,105
Vonovia SE	743,224	48,833,321
Wallenstam AB, B Shares	213,659	3,302,000
Wharf Real Estate Investment Co. Ltd.(c)	2,157,000	12,396,342
Wihlborgs Fastigheter AB	173,203	3,540,630

		422,288,135

Total Long-Term Investments — 99.3% (Cost: $1,862,685,355)		2,294,386,213

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Instituitional, SL Agency Shares, 0.11%(d)(e)(f)	6,199,860	6,202,960
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(d)(e)	10,728,660	10,728,660

Total Short-Term Securities — 0.7% (Cost: $16,928,821)		16,931,620

Total Investments — 100.0% (Cost: $1,879,614,176)		2,311,317,833

Liabilities in Excess of Other Assets — 0.0%		(863,494)

Net Assets — 100.0%		$2,310,454,339

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Developed Real Estate Index Fund

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 01/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$27,079,375	$—		$(20,875,731	)(a)	$1,160	$(1,844)	$6,202,960	6,199,860	$134,244	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,967,564	5,761,096	(a)	—		—	—	10,728,660	10,728,660	446		—

						$1,160	$(1,844)	$16,931,620		$134,690		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Nikkei 225 Index	15	06/10/21	$1,985	$(24,289)
SPI 200 Index	18	06/17/21	2,427	5,877
Dow Jones U.S. Real Estate Index	453	06/18/21	17,486	348,661

				$330,249

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares Developed Real Estate Index Fund

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$1,374,517,800	$492,699,302	$—	$1,867,217,102
Health Care Providers & Services	2,875,219	—	—	2,875,219
Hotels, Restaurants & Leisure	—	2,005,757	—	2,005,757
Real Estate Management & Development	18,472,752	403,815,383	—	422,288,135
Short-Term Securities
Money Market Funds	16,931,620	—	—	16,931,620

	$1,412,797,391	$898,520,442	$—	$2,311,317,833

Derivative Financial Instruments(a)
Assets
Equity Contracts	$354,538	$—	$—	$354,538
Liabilities
Equity Contracts	(24,289)	—	—	(24,289)

	$330,249	$—	$—	$330,249

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CVA	Certificaten Van Aandelen (Dutch Certificate)

REIT	Real Estate Investment Trust

5